                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-NOTICE

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2009

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PICTET ASSET MANAGEMENT SA
Address: 60, route des Acacias,
         1211 Geneva 73,
         Switzerland

Form 13F File Number: 28- 11884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: DAVID CAWTHROW                    Name: Priti Verma
Title: CHIEF COMPLIANCE OFFICER         Title: Head of Business Risk
Phone: 011 44 207 847 5040              Phone: 011 44 207 847 5417

Signature, Place, and Date of Signing:


            DAVID CAWTHROW              LONDON, United Kingdom   12 August 2009
-------------------------------------   ----------------------   --------------
             [Signature]                     [City, State]           [Date]


             Priti Verma                LONDON, United Kingdom   12 August 2009
-------------------------------------   ----------------------   --------------
             [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name
--------------------   -------------------------------
28- 11664              PICTET ASSET MANAGEMENT LIMITED